Schedule of Investments
(unaudited)
April 30, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Broadline Retail — 0.0%
NMG Parent LLC
(a) (b)
................... 16,173 $ —
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(a)
............ 4,331 72,544
Financial Services — 0.2%
Aimbridge Topco LLC
(a) (b)
................ 110,451 6,074,783
Food Products — 0.0%
H-Food Holdings LLC
(a)
................. 38,860 505,180
Ground Transportation — 0.0%
SIRVA, Inc.
(a)
........................ 8,136 8,136
Hotels, Restaurants & Leisure — 0.0%
Hurtigruten Global Sales A/S
(a) (b)
........... 112,028 1
Household Durables — 0.0%
Svp Singer
(a)
........................ 52,276 228,708
IT Services — 0.1%
Travelport Technology Ltd.
(a) (b)
............ 1,636 3,980,781
Machinery — 0.0%
Ameriforge Group, Inc.
(a) (b)
............... 5,385 —
Media — 0.1%
Learfield Communications LLC , (Acquired
09/06/23 , cost $ 533,396 )
(a) (c)
........... 52,257 3,932,339
Real Estate Management & Development — 0.0%
Hearthside LLC
(a)
..................... 19,569 254,399
Trading Companies & Distributors — 0.1%
TMK Hawk Parent Corp.
(a) (b)
.............. 94,283 848,547
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC
(a) (b) (d)
.............. 37,466 561,990
Total Common Stocks — 0 .5%
(Cost: $ 19,884,457 ) ............................... 16,467,408
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Wolverine Escrow LLC, 9.00%, 11/15/26
(a) (b) (d) (e)
. USD 2,628 —
Chemicals — 0.1%
(d)
Illuminate Buyer LLC, 9.00%, 07/01/28 ...... 156 156,161
WR Grace Holdings LLC, 5.63%, 08/15/29 ... 4,524 4,008,026
4,164,187
Diversified Consumer Services — 0.1%
Sotheby's, 7.38%, 10/15/27
(d)
............ 3,638 3,414,488
Diversified Telecommunication Services — 0.1%
Level 3 Financing, Inc., 11.00%, 11/15/29
(d)
... 2,655 2,966,646
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC,
5.03%, 12/31/49
(a) (b) (e)
............... 8,430 1
Food Products — 0.1%
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(d) (f)
............. 4,144 4,358,340
Household Durables — 0.1%
SWF Holdings I Corp., 6.50%, 10/06/29
(b) (d)
... 2,650 1,908,131
Security
Par (000)
Par (000) Value
Machinery — 0.0%
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(d)
...................... USD 1,585 $ 1,608,981
Media — 0.1%
Sinclair Television Group, Inc., 8.13%, 02/15/33
(d)
2,325 2,301,425
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33
(b)
... 787 168,051
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, 15.50%, (15.50% Cash or
15.50% PIK), 11/01/24
(a) (d) (e) (f)
.......... 1,623 462,487
Total Corporate Bonds — 0 .6%
(Cost: $ 22,155,946 ) ............................... 21,352,737
Fixed Rate Loan Interests
Diversified Telecommunication Services — 0.0%
X Corp., 1st Lien Term Loan B3 , 9.50%
,
02/14/30 1,138 1,109,311
Health Care Technology — 0.3%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... 11,733 11,579,364
Media — 0.1%
Getty Images, Inc., 1st Lien Term Loan B1 ,
11.25%
,
02/21/30 .................. 3,256 3,207,160
Software — 0.2%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31
(b)
.................. 6,556 6,457,660
Total Fixed Rate Loan Interests — 0 .6%
(Cost: $ 22,694,445 ) ............................... 22,353,495
Floating Rate Loan Interests
Aerospace & Defense — 3.2%
(g)
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
10/31/30 ................... 8,182 8,120,185
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 8.43%
,
08/03/29 ... 8,993 8,824,288
Cubic Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.82%
,
05/25/28 ................... 21,942 12,071,111
Cubic Corp., 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.82%
,
05/25/28 ................... 4,467 2,457,628
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
10/31/31 ............. 17,409 17,301,305
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
10/31/31 ............. 6,621 6,580,217
GOAT Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
01/27/32 ................... 3,468 3,408,767
Kaman Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%;
6-mo. CME Term SOFR at 0.50% Floor +
2.75% at 0.50% Floor + 0.00%), 7.03% -
7.07%
,
02/26/32 ................... 4,600 4,526,567
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.17%
,
02/01/28 ................... 12,990 11,693,505

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.18%
,
02/01/29 .................. USD 2,916 $ 2,192,887
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.05%
,
11/06/28 ........ 3,581 3,581,158
Signia Aerospace LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
12/11/31 .............. 2,195 2,165,002
TransDigm, Inc., 1st Lien Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
02/28/31 ................... 19,926 19,712,251
TransDigm, Inc., 1st Lien Term Loan K , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
03/22/30 ................... 8,966 8,939,330
TransDigm, Inc., 1st Lien Term Loan L , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
01/19/32 ................... 6,152 6,083,489
117,657,690
Automobile Components — 1.5%
(g)
Champions Financing, Inc., 1st Lien Term Loan ,
02/06/29
(h)
....................... 8,152 7,289,406
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.82% , 05/06/30 ........... 14,801 14,487,249
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07% , 01/28/32 ........... 11,251 11,002,578
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 6.54%
,
01/30/32 ............ 698 691,020
Gates Global LLC, 1st Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
11/16/29 ................... 1,995 1,977,210
Gates Global LLC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
06/04/31 ................... 10,243 10,150,072
RealTruck Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.44%
,
01/31/28 ............. 3,078 2,922,407
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 9.40% -
9.42%
,
11/17/28 ................... 7,179 6,775,361
55,295,303
Automobiles — 0.3%
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
07/02/31
(b) (g)
........... 9,583 9,534,822
Beverages — 0.5%
Naked Juice LLC, 1st Lien Term Loan
(g)
01/24/29
(h)
....................... 7,510 4,703,181
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.71% , 01/24/29 ........... 12,509 11,927,642
(3-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.31% , 01/24/30 ........... 6,275 1,772,614
18,403,437
Biotechnology — 0.4%
Phoenix Newco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.82%
,
11/15/28
(g)
.................. 13,457 13,368,178
Security
Par (000)
Par (000) Value
Broadline Retail — 0.7%
(g)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 7.69%
,
11/23/28
(b)
. USD 3,239 $ 3,226,592
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
03/15/30 ............. 21,470 21,107,419
Woof Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.31%
,
12/21/27 ................... 1,111 517,534
24,851,545
Building Products — 1.3%
(g)
AZEK Group LLC (The), 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.32%
,
09/26/31 ............. 5,648 5,605,486
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
6.82%
,
05/14/29 ................... 978 975,335
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.67%
,
11/03/28 ................... 19,582 19,314,805
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.82%
,
10/02/28 ................... 6,577 6,469,764
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.55%
,
08/05/31 ................... 16,337 15,764,865
48,130,255
Capital Markets — 2.5%
(g)
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 2.75%; 6-mo. CME Term SOFR
at 0.00% Floor + 2.75% at 0.00% Floor +
0.00%), 7.03% - 7.05%
,
02/18/31 ........ 13,337 13,045,320
Aretec Group, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
08/09/30 ............. 4,000 3,975,221
Ascensus Group Holdings, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.32%
,
08/02/28 ........ 8,590 8,533,780
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.05%
,
12/20/29 ................... 10,463 10,447,325
Azalea Topco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
04/30/31 ................... 4,186 4,155,742
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
11/25/31 .............. 8,962 8,930,275
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.32%
,
04/07/28 .. 8,171 8,133,648
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.07%
,
09/15/31 ........ 10,085 9,951,627
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.31%
,
12/15/31 ............. 4,639 4,572,111
Jefferies Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
10/21/31
(b)
............ 4,931 4,924,479

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
NGP XI Midstream Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.50%), 7.80%
,
07/25/31 ............ USD 1,146 $ 1,128,936
Osaic Holdings, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
08/17/28 ............. 7,686 7,648,998
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.32%
,
06/25/31 ............ 3,664 3,622,333
89,069,795
Chemicals — 3.1%
(g)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 8.42%
,
11/24/27 ............ 2,333 2,273,431
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
08/18/28 ............. 7,326 7,124,391
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.32%
,
11/01/30 ................... 11,730 11,504,319
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.02%
,
10/04/29 ............. 1,108 1,101,019
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
12/18/30 ............. 6,339 6,317,856
Fortis 333, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.80%
,
03/29/32 ................... 3,412 3,330,965
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
02/15/30 ................... 846 843,931
INEOS US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.57%
,
02/18/30 ............. 4,150 3,874,036
INEOS US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.57%
,
10/07/31 ............. 4,222 3,525,370
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.32%
,
07/03/28 ............. 9,020 8,195,635
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
11/26/31
(b)
............ 6,167 6,074,047
Momentive Performance Materials, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.32%
,
03/29/28 ........ 12,832 12,581,291
Nouryon Finance BV, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.55%
,
04/03/28 ............. 7,640 7,579,110
Olympus Water US Holding Corp., 1st Lien Term
Loan B6 , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.30%
,
06/23/31 ........ 13,478 13,293,859
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 2.71%), 7.10%
,
12/31/26 .. 10,078 9,321,854
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.30%
,
10/09/31 ............. 3,540 3,531,150
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.32%
,
08/02/30 ............. 9,509 9,313,862
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
09/22/28 ............. USD 4,619 $ 4,524,220
114,310,346
Commercial Services & Supplies — 4.6%
(g)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.05%
,
10/24/30
(b)
....... 4,377 4,354,724
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.17%
,
05/12/28 ............. 25,169 25,130,467
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.17%
,
09/06/27 ............. 5,848 5,836,722
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.30%
,
04/01/32 ............ 6,017 5,949,042
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
10/10/28 ................... 8,789 8,828,905
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , 09/30/31
(h)
................. 21,375 21,198,929
Garda World Security Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.29%
,
02/01/29 ............. 8,497 8,401,040
Grant Thornton Advisors LLC, 1st Lien Term
Loan , 06/02/31
(h)
................... 4,073 4,036,467
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.30%
,
10/17/30 ............ 4,265 4,248,687
LABL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.42%
,
10/30/28 ................... 10,605 9,114,420
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.29%
,
02/25/32 ................... 10,899 10,864,995
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , 10/15/30
(h)
............. 1,181 1,175,036
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.07%
,
03/08/32 ... 9,278 9,136,882
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.55%
,
06/28/30
(b)
............ 8,029 7,938,533
Reworld Holding Corp., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.58% , 11/30/28 ............ 10,688 10,634,070
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.82% , 11/30/28 ............ 184 183,596
Reworld Holding Corp., 1st Lien Term Loan C
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.58% , 11/30/28 ............ 823 819,032
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.82% , 11/30/28 ............ 10 10,108
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
7.82%
,
11/14/30 ................... 596 593,894
Skopima Consilio Parent LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.07%
,
05/12/28 ............ 3,571 3,507,985
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B1 , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 9.56%
,
02/15/29 ... 1,945 1,917,439

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Tempo Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
08/31/28 ............. USD 11,604 $ 11,498,890
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.42%
,
11/02/27
(b)
.................. 4,194 3,963,607
Vestis Corp., 1st Lien Term Loan B1 , 02/24/31
(h)
7,586 7,377,044
166,720,514
Communications Equipment — 0.4%
(g)
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
10/24/30 ................... 9,946 9,884,080
Viasat, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.94% , 03/02/29 ........... 3,021 2,823,183
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.94% , 05/30/30 ........... 983 892,502
13,599,765
Construction & Engineering — 0.9%
(g)
Arcosa, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.57%
,
08/15/31 ................... 5,052 5,029,823
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.79%
,
08/01/30 ........ 18,567 17,131,365
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.82%
,
11/03/31 .............. 2,020 2,003,111
Legence Holdings LLC, 1st Lien Term Loan ,
12/15/28
(h)
....................... 3,120 3,069,449
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.44%
,
01/21/28 ................... 7,303 7,312,408
34,546,156
Construction Materials — 1.9%
(g)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
01/31/31 ................... 7,727 7,713,142
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.32%
,
03/08/29 .................. 7,051 6,557,369
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.55%
,
04/30/29 ........ 7,583 7,235,237
Potters Borrower LP, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
7.32%
,
12/14/27 ................... 6,118 6,085,828
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
04/14/31
(h)
....................... 5,985 5,863,086
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
03/19/29 ............. 6,754 6,639,635
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
02/10/32 ............. 9,065 8,875,451
Smyrna Ready Mix Concrete LLC, Facility 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.32%
,
03/30/29 ... 1,707 1,664,588
Standard Building Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 1.75%), 6.07%
,
09/22/28 ............ 1,056 1,055,546
Security
Par (000)
Par (000) Value
Construction Materials (continued)
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.57%
,
10/19/29 ... USD 19,494 $ 18,966,265
70,656,147
Consumer Staples Distribution & Retail — 0.1%
(g)
EG Finco Ltd., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.56%
,
02/07/28 ................... 2,288 2,283,822
US Foods, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
10/03/31 ................... 3,006 3,012,428
5,296,250
Containers & Packaging — 1.6%
(g)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 2.75%), 7.07%
,
11/29/30 ............ 21,607 21,520,839
Citadel Securities LP, Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
10/31/31 ............. 9,872 9,852,669
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B , 04/01/32
(h)
.............. 8,294 8,220,574
Mauser Packaging Solutions Holding Co., Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.32%
,
04/15/27 .. 7,688 7,563,050
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.32%
,
07/31/26 ................... 2,368 2,359,736
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.05%
,
09/15/28 ............. 7,384 7,130,107
56,646,975
Distributors — 0.1%
Pai HoldCo, Inc., 1st Lien Term Loan B ,
10/28/27
(g) (h)
...................... 4,635 3,571,249
Diversified Consumer Services — 1.3%
(g)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.50% Floor + 1.75%), 6.07%
,
11/24/28 .... 6,445 6,420,616
Kuehg Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.55%
,
06/12/30 ................... 5,440 5,414,322
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.28% -
8.32%
,
08/11/28 ................... 1,368 1,359,466
OMNIA Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.03%
,
07/25/30 ............. 4,234 4,210,778
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.30%
,
03/26/31 ............. 4,397 4,377,194
Planet US Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
02/07/31 ............. 3,131 3,110,580
Spring Education Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 8.30%
,
09/30/30 ............ 7,318 7,281,290
Verde Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.30%
,
11/30/30 .............. 3,924 3,885,527

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
01/30/31 ................... USD 10,253 $ 10,100,495
46,160,268
Diversified REITs — 0.1%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
05/18/30
(g)
............ 2,293 2,271,208
Diversified Telecommunication Services — 3.0%
(g)
Altice Financing SA, 1st Lien Term Loan ,
(US Prime Rate at 0.00% Floor + 1.75%),
9.25%
,
01/30/26
(b)
.................. 8,304 7,681,580
Connect Finco SARL, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
8.82%
,
09/13/29 ................... 6,361 5,697,095
Iridium Satellite LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.57%
,
09/20/30 ............. 4,786 4,738,449
Level 3 Financing, Inc., 1st Lien Term Loan B ,
03/29/32
(h)
....................... 23,126 23,045,059
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.32%
,
06/01/28 ............. 621 617,974
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/16/29 ............. 6,553 6,254,457
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/15/30 ............. 6,700 6,373,734
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.25%;
3-mo. CME Term SOFR at 0.75% Floor +
4.25% at 0.75% Floor + 0.00%), 8.69% -
8.82%
,
09/01/28
(b)
.................. 4,885 4,360,223
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
7.69%
,
09/25/26 ................... 20,261 17,728,765
Twitter, Inc., 1st Lien Term Loan B1 , 10/26/29
(h)
. 4,855 4,698,426
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.69%
,
01/31/29 ........ 3,996 3,932,428
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
03/09/27
(h)
....................... 26,167 24,279,246
109,407,436
Electric Utilities — 0.5%
(g)
NRG Energy, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
04/16/31 ................... 9,462 9,429,574
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
12/20/30 ............. 8,240 8,202,687
17,632,261
Electrical Equipment — 0.2%
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 7.82%
,
06/23/30
(g)
............ 6,400 6,376,000
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.4%
(g)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
06/20/31
(b)
.................. USD 3,176 $ 3,152,180
Coherent Corp., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.32%
,
07/02/29 ................... 13,034 12,871,004
16,023,184
Energy Equipment & Services — 0.1%
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
02/13/32
(g)
.................. 2,867 2,858,944
Entertainment — 3.2%
(g)
City Football Group Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.04%
,
07/22/30 ............. 11,229 10,947,966
Creative Artists Agency LLC, 1st Lien Term Loan
B , 10/01/31
(h)
..................... 19,226 19,108,919
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
09/30/31
(h)
....................... 15,025 14,940,182
Liberty Media Corp., 1st Lien Term Loan ,
08/01/31
(h)
....................... 7,512 7,470,273
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.17%
,
10/19/26 ........ 11,254 11,221,631
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , 11/13/29
(h)
..................... 9,042 8,522,040
NEP Group, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.82%
,
08/19/26 ................... 5,940 5,305,869
Playtika Holding Corp., Facility 1st Lien Term
Loan B1 , 03/13/28
(h)
................. 6,016 5,866,384
UFC Holdings LLC, 1st Lien Term Loan B4 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
11/21/31 .............. 17,074 17,049,279
WMG Acquisition Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
01/24/31 ............. 14,672 14,630,467
115,063,010
Financial Services — 4.3%
(g)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.67%
,
12/21/28 ........ 10,868 10,646,351
Apex Group Treasury LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
02/27/32 ............. 4,055 4,036,428
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
01/03/29 ................... 15,309 15,273,001
Belron Finance 2019 LLC, 1st Lien Term Loan ,
10/16/31
(h)
....................... 24,982 24,881,596
Boost Newco Borrower LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.00% Floor +
4.18%), 8.47%
,
01/31/31 ............. 15,749 15,709,500
CPI Holdco B LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32% , 05/19/31 ........... 10,481 10,397,833
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57% , 05/19/31 ........... 3,988 3,963,912
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 3.75%), 8.05%
,
04/09/27 ............ 12,149 11,482,219

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.31%
,
04/07/28 ............. USD 7,119 $ 6,482,964
Endeavor Operating Co. LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
03/24/32 ............. 22,513 22,193,991
FinCo I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.57%
,
06/27/29 ................... 4,224 4,209,468
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.80%
,
01/31/30 ............. 1,808 1,748,439
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
02/18/31 ............. 7,587 7,535,816
Sotera Health Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.55%
,
05/30/31 ............. 12,246 12,192,429
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
04/03/28 ................... 2,992 2,956,961
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
03/05/32 ................... 3,740 3,672,979
157,383,887
Food Products — 1.1%
(g)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.82%
,
10/25/27 ................... 18,436 18,409,539
Hearthside Food Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00% Floor
+ 6.50%), 10.80%
,
03/31/32 ........... 1,014 995,273
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.54%
,
11/13/29
(b)
....... 5,766 5,751,604
Primo Brands Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.55%
,
03/31/28 ................... 7,219 7,154,429
Utz Quality Foods LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.82%
,
01/29/32 ............. 9,266 9,201,377
41,512,222
Gas Utilities — 0.2%
(g)
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.32%
,
03/25/32 ............ 4,272 4,241,284
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
02/03/31 ............. 4,367 4,124,030
8,365,314
Ground Transportation — 0.9%
(g)
Avis Budget Car Rental LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.19%
,
08/06/27 ............. 6,955 6,781,542
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.05%
,
04/10/31 ............. 19,051 18,786,055
Hertz Corp. (The), 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/30/28 ................... 7,618 5,884,686
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Hertz Corp. (The), 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/30/28 ................... USD 1,492 $ 1,152,246
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
8.00%), 12.32% 08/20/29 ............. 4,926 1,896,676
34,501,205
Health Care Equipment & Supplies — 0.5%
Bausch + Lomb Corp., 1st Lien Term Loan
(g)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.67% , 05/10/27 ........... 12,792 12,627,080
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.32% , 09/29/28 ........... 5,617 5,555,751
18,182,831
Health Care Providers & Services — 3.1%
(g)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.30% - 7.31%
,
09/29/28 ...... 9,319 9,283,664
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.80%
,
11/08/32 ................... 7,021 6,979,360
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.32%
,
07/28/31
(b)
....... 2,618 2,592,253
Ensemble RCM LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.28%
,
08/01/29 ............. 11,222 11,204,041
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.07%
,
11/01/28 .............. 14,952 14,881,642
EyeCare Partners LLC, 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.02%
,
08/31/28 ............. 2,443 2,467,300
EyeCare Partners LLC, 1st Lien Term Loan B ,
11/30/28
(h)
....................... 3,776 2,905,048
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.02%
,
11/30/28
(a) (e)
........... 218 54,471
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.88%
,
11/01/28 ............ 5,107 3,051,576
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 11.38%
,
11/01/29
(b)
.......... 3,196 1,598,038
Medline Borrower LP, 1st Lien Term Loan ,
10/23/28
(h)
....................... 37,052 36,778,009
Option Care Health, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.57%
,
10/27/28 ............. 7,304 7,294,506
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.57%
,
11/19/31 ............ 3,663 3,621,492
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.07%
,
12/19/30 ............ 8,948 8,911,399
111,622,799

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Technology — 1.8%
(g)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
02/15/29 ............. USD 25,008 $ 24,761,607
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.07%
,
05/01/31 ................... 14,782 14,449,033
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.40%
,
10/01/27 ............. 3,020 2,802,624
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.55%
,
11/03/31 ............ 6,412 6,395,933
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.29%
,
06/02/28 ................... 14,134 13,608,743
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
10/22/29
(b)
............ 2,939 2,924,738
64,942,678
Hotels, Restaurants & Leisure — 5.9%
(g)
1011778 BC ULC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
09/20/30 ................... 7,378 7,295,038
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 1.00% Floor
+ 5.50%), 9.94%
,
03/11/30
(b)
........... 1,424 1,416,718
Aimbridge Acquisition Co., Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 1.00% Floor
+ 7.61%), 11.94%
,
03/11/30
(b)
.......... 1,270 1,240,133
Alterra Mountain Co., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
05/31/30
(b)
............ 6,287 6,286,545
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.78%
,
10/02/28 ............. 10,402 8,971,523
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.56%
,
02/06/30 ............. 6,582 6,479,599
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.56%
,
02/06/31 ............. 16,142 15,863,334
Carnival Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 6.33% , 08/09/27 ........... 4,563 4,554,578
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 6.33% , 10/18/28 ........... 4,485 4,465,401
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
12/02/31 ............. 4,494 4,447,407
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
03/04/32
(h)
....................... 8,105 8,025,652
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.82%
,
01/29/29 ............. 25,042 24,369,278
Flutter Financing BV, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.05%
,
12/02/30 ............. 16,234 15,960,017
Four Seasons Hotels Ltd., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.07%
,
11/30/29 .............. 14,401 14,402,739
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.05%
,
11/01/29 ........ 5,923 5,694,572
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.32%
,
08/28/28
(b)
........... USD 1,143 $ 1,131,960
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.08%
,
11/08/30 .... 15,802 15,737,137
Hurtigruten Group AS, 1st Lien Term Loan ,
0.02%
,
02/28/29
(b)
.................. EUR 1,818 —
Hurtigruten Group AS, Facility 1st Lien Term
Loan B , (3-mo. EURIBOR + 6.50%),
9.91%
,
09/30/27
(b)
.................. 289 —
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.82%
,
12/15/27 ................... USD 10,816 10,725,801
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.57%
,
04/16/29 ........ 3,151 3,140,710
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.55%
,
08/01/30 ............. 1,295 1,250,322
Packers Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.67%
,
03/02/28 ............. 7,074 3,858,614
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.82%
,
05/03/29 ............. 9,866 9,816,368
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.28%
,
04/04/29 ............ 3,881 3,843,223
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 6.32%
,
12/04/31
(b)
.. 4,075 4,013,515
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
03/14/31 ............. 11,332 11,234,095
Whatabrands LLC, 1st Lien Term Loan B ,
08/03/28
(h)
....................... 10,650 10,579,175
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.07%
,
05/24/30 ............ 9,455 9,415,471
214,218,925
Household Durables — 1.0%
(g)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
01/16/32 ............. 13,463 13,084,055
Madison Safety & Flow LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07%
,
09/26/31 ............. 3,484 3,453,514
Serta Simmons Bedding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 7.50%), 11.91%
,
06/29/28 ........... 1,626 1,470,753
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.82%
,
12/19/29 ............. 1,850 1,840,748
SWF Holdings I Corp., 1st Lien Term Loan A2 ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 8.44%
,
10/06/28 ............. 8,389 6,851,684
Tempur Sealy International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.50%), 6.81%
,
10/24/31 ............. 3,725 3,713,491

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 7.69%
,
10/29/27 ........ USD 8,036 $ 7,523,948
37,938,193
Independent Power and Renewable Electricity Producers — 0.7%
(g)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.32%
,
07/19/30 ........ 11,380 11,332,370
Calpine Corp., Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
01/31/31 ............. 4,467 4,444,208
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 2.25%), 6.56%
,
12/15/27 ............ 3,609 3,602,397
Talen Energy Supply LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.82%
,
12/11/31 .............. 4,340 4,319,984
23,698,959
Industrial Conglomerates — 0.6%
(g)
Cube Industrial Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.77%
,
10/18/31 ............. 1,814 1,795,860
EMRLD Borrower LP, 1st Lien Term Loan ,
08/04/31
(h)
....................... 5,005 4,939,063
EMRLD Borrower LP, 1st Lien Term Loan B ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.93%
,
05/31/30 ............. 14,228 14,044,754
SVP-Singer Holdings, Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
7.50%), 12.06%
,
10/15/29
(b)
............ 668 547,899
21,327,576
Insurance — 3.8%
(g)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , 09/19/31
(h)
................... 10,093 10,014,730
AmWINS Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.57%
,
01/30/32 ................... 23,400 23,265,098
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.32%
,
12/29/31 ............ 15,789 15,627,778
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B1 , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.29%
,
05/27/31 ................... 7,270 7,197,567
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.77%
,
06/20/30 ............. 27,021 26,828,786
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
7.03%
,
03/15/30
(b)
.................. 3,727 3,670,808
Ryan Specialty Group LLC, 1st Lien Term Loan
B1 , 09/15/31
(h)
..................... 13,090 13,024,325
Truist Insurance Holdings LLC, 1st Lien Term
Loan B , 05/06/31
(h)
.................. 10,004 9,883,383
Truist Insurance Holdings LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.75%), 9.05%
,
05/06/32 ............ 4,377 4,359,335
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
09/27/30 ................... 5,713 5,669,951
Security
Par (000)
Par (000) Value
Insurance (continued)
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
11/21/29 ................... USD 19,799 $ 19,660,814
139,202,575
Interactive Media & Services — 0.4%
Camelot US Acquisition LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.07%
,
01/31/31
(g)
............ 13,318 13,129,062
IT Services — 4.7%
(g)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.67%
,
08/21/28 ................... 5,213 5,043,429
Asurion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.69%
,
12/23/26 ................... 4,137 4,100,256
Asurion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.69%
,
07/30/27 ................... 2,474 2,416,503
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.69%
,
01/31/28 ................... 7,467 6,955,010
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.69%
,
01/19/29 ................... 3,571 3,268,366
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.55%
,
07/06/29 ................... 23,010 19,120,889
Clearwater Analytics LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.52%
,
04/21/32
(b)
............ 3,172 3,156,140
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.29%
,
06/12/31 ........ 8,908 8,748,391
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.07%
,
05/30/31 ............. 16,423 16,329,594
Fortress Intermediate 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
06/27/31
(b)
............ 4,025 3,934,717
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , 05/30/31
(h)
................. 12,238 12,167,758
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.07%
,
11/09/29 ........ 6,380 6,350,159
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
1.50%), 6.05% , 07/27/28
(a) (e)
......... 6,403 1,850,726
(3-mo. CME Term SOFR at 1.00% Floor +
6.25%), 10.54% , 07/27/28 ........... 1,002 1,004,887
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.30% , 07/27/28 ........... 2,551 2,315,459
(3-mo. CME Term SOFR at 0.75% Floor +
7.00%), 11.55% , 07/27/28 ........... 3,424 1,735,239
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.57%
,
06/17/31 ............. 14,936 14,717,813
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.57%
,
06/07/32 ............. 2,520 2,371,320
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.79%
,
07/01/31 ................... 3,819 3,612,177

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.32%
,
11/17/31 .... USD 11,399 $ 11,316,129
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan , 10/28/30
(h)
............... 2,249 2,238,417
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan B , 10/28/30
(h)
.............. 1,681 1,672,830
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.30%
,
07/16/31 ............ 11,193 11,079,451
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.31%
,
07/31/31 ... 26,806 26,655,323
172,160,983
Leisure Products — 0.1%
(g)
Fender Musical Instruments Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.42%
,
12/01/28 ............ 2,847 2,252,644
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.94%
,
05/30/28 ............. 2,129 2,119,384
4,372,028
Life Sciences Tools & Services — 0.3%
(g)
Avantor Funding, Inc., 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.42%
,
11/08/27 .............. 492 491,661
Fortrea Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.07%
,
07/01/30 ............. 715 645,210
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
07/03/28 ............. 3,250 3,250,886
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
07/03/28 ............. 810 809,962
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.30%
,
09/27/30 ................... 6,461 6,239,185
11,436,904
Machinery — 4.2%
(g)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
07/31/28 ............. 14,875 14,684,515
Albion Financing 3 SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.29%
,
08/16/29 ............. 8,982 8,959,357
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.79%
,
03/15/30 ................... 3,327 3,304,616
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.90%
,
05/15/28
(b)
............ 2,312 2,303,343
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
10/23/28 ............. 17,079 17,045,764
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , 02/15/29
(h)
............... 17,395 16,991,330
Madison IAQ LLC, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.76%
,
06/21/28 ................... 15,133 14,975,928
Madison IAQ LLC, 1st Lien Term Loan B ,
03/29/32
(h)
....................... 4,756 4,705,491
Security
Par (000)
Par (000) Value
Machinery (continued)
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.44%
,
10/04/28 ................... USD 1,929 $ 1,935,998
Roper Industrial Products Investment Co.
LLC, 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
7.05%
,
11/22/29 ................... 7,659 7,583,334
SPX FLOW, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.32%
,
04/05/29 ................... 11,691 11,625,567
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , 04/30/30
(h)
..................... 18,086 17,995,570
Vertiv Group Corp., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.75% Floor +
1.75%), 6.07%
,
03/02/27 ............. 16,184 16,112,064
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.66%
,
12/18/28 ................... 6,150 2,706,072
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
01/27/31 ............. 10,312 10,206,590
151,135,539
Media — 2.2%
(g)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.76%
,
08/15/28 ............. 14,609 13,119,320
Charter Communications Operating LLC, 1st Lien
Term Loan B4 , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.30%
,
12/09/30 ... 7,558 7,511,862
Charter Communications Operating LLC, 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.55%
,
12/15/31 ... 7,332 7,302,978
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.44%
,
08/23/28 ........ 4,021 3,890,117
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
9.00%
,
04/15/27 ................... 13,798 13,271,465
DirecTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.54%
,
08/02/27 ............. 1,383 1,381,436
ECL Entertainment LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.82%
,
08/30/30 ........ 4,550 4,504,112
Fleet Midco I Ltd., 1st Lien Term Loan B2 , (6-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.06%
,
02/21/31
(b)
.................. 2,459 2,446,352
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
05/23/29 ............. 2,257 2,175,424
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.82%
,
06/30/28 ............ 5,581 5,558,811
Speedster Bidco GmbH, Facility 1st Lien Term
Loan B , 11/13/31
(h)
.................. 11,707 11,604,196
Ziggo Financing Partnership, 1st Lien Term Loan
I , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.94%
,
04/28/28 ............. 6,060 5,954,062
78,720,135
Multi-Utilities — 0.4%
GFL Environmental Services, Inc., 1st Lien Term
Loan , 03/03/32
(g) (h)
.................. 15,859 15,621,115

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 1.0%
(g)
Buckeye Partners LP, 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
11/22/30 .............. USD 2,240 $ 2,233,773
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.54%
,
12/21/28 ........ 13,210 12,985,247
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 6.28%
,
10/04/30 ............ 1,658 1,643,976
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
02/06/30 ................... 5,834 5,731,905
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
0.00%
,
01/31/28 ................... 2,157 2,163,924
New Fortress Energy, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.79%
,
10/30/28 ............. 1,804 1,288,710
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 6.57%
,
10/05/28 ... 8,637 8,541,413
34,588,948
Passenger Airlines — 1.1%
(g)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.52%
,
04/20/28 ............. 6,084 5,947,182
Air Canada, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
03/21/31 ................... 10,554 10,401,060
American Airlines, Inc., 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.98% , 01/29/27 ........... 5,041 4,931,470
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57% , 02/15/28 ........... 1,294 1,257,065
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.51% , 06/04/29 ........... 6,620 6,420,428
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.05%
,
08/13/29 ............. 5,688 5,119,573
United Airlines, Inc., Facility 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.28%
,
02/24/31 ............. 7,023 6,994,274
41,071,052
Pharmaceuticals — 1.1%
(g)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 5.50%), 9.82%
,
05/04/28 ............ 7,852 7,855,402
Elanco Animal Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.17%
,
08/02/27 ............. 7,147 7,099,703
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.57%
,
05/05/28 ............. 5,422 5,399,837
Opal LLC, 1st Lien Term Loan , 03/31/32
(h)
.... 9,580 9,490,235
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.57%
,
05/19/31 ................... 6,184 5,905,655
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
04/20/29 ............. 5,747 5,724,952
41,475,784
Security
Par (000)
Par (000) Value
Professional Services — 2.6%
(g)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.94%
,
02/04/28 ................... USD 6,225 $ 6,216,086
Celestial- Saturn Parent, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR + 6.50%),
10.94%
,
06/04/29 .................. 4,650 4,410,323
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/02/28 ................... 11,694 11,518,909
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 6.07%
,
04/28/28 .. 16,974 16,901,099
Dayforce, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.78%
,
03/01/31
(b)
.................. 4,752 4,746,049
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.57%
,
01/18/29 ........ 43 43,210
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.05%
,
06/22/29 ................... 4,153 4,127,935
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.28%
,
07/31/30 ............. 4,338 3,600,834
TransUnion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
06/24/31 ................... 13,939 13,838,538
TransUnion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
06/24/31 ................... 12,233 12,156,907
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.07%
,
09/28/29 ... 2,000 1,949,805
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.57%
,
11/26/31 .............. 14,626 14,304,124
93,813,819
Semiconductors & Semiconductor Equipment — 0.3%
(g)
Entegris, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.05%
,
07/06/29 ................... 637 635,134
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.32%
,
08/17/29 ............. 10,921 10,817,050
11,452,184
Software — 9.4%
(g)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
02/24/31 ............. 22,883 22,819,063
Barracuda Networks, Inc., 1st Lien Term Loan ,
08/15/29
(h)
....................... 7,374 6,108,597
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
07/30/31 ............. 18,056 17,674,296
Capstone Borrower, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
06/17/30 ............. 7,378 7,337,548
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.32%
,
01/23/32 ............ 18,315 18,268,773

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.05%
,
03/21/31 ............. USD 11,754 $ 11,608,681
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.50%), 7.80%
,
03/30/29 ... 23,557 23,257,140
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.17%
,
10/09/28 ................... 8,327 8,175,766
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.42%
,
10/10/29 .................. 4,550 4,261,729
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.29%
,
12/09/31
(b)
............ 12,814 12,781,965
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.55%
,
06/26/31
(b)
............ 4,939 4,741,440
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
10/09/29 ............. 10,183 10,129,777
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.07%
,
11/15/32 .............. 3,516 3,511,605
Flexera Software LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.30%
,
03/03/28 ............. 2,958 2,938,570
Gen Digital, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.07%
,
09/12/29 ................... 22,800 22,574,800
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.82%
,
01/30/32 ............ 15,537 15,306,720
Informatica LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.57%
,
10/27/28
(b)
.................. 8,470 8,448,830
Kaseya, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.57%
,
03/05/32 ................... 18,983 18,833,794
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
03/01/29 ................... 12,635 11,829,729
MH Sub I LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.57% , 05/03/28 ........... 7,288 6,887,519
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.57% , 12/31/31 ........... 4,933 4,311,729
Planview Parent, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
12/17/27 ............. 1,847 1,805,491
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.32%
,
08/31/28 ................... 12,379 12,298,103
Queen MergerCo, Inc., 1st Lien Term Loan B ,
04/26/32
(h)
....................... 5,111 5,104,611
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.56%
,
04/24/28 ................... 13,390 13,249,844
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 1,451 1,376,153
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.42% , 11/15/29 ........... 6,655 6,239,234
Security
Par (000)
Par (000) Value
Software (continued)
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... USD 830 $ 787,115
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.42% , 06/30/28 ........... 358 337,081
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.32% , 11/15/29
(b)
.......... 2,020 1,893,287
SS&C Technologies, Inc., 1st Lien Term Loan ,
05/09/31
(h)
....................... 18,559 18,526,485
Thunder Generation Funding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.30%
,
09/26/31 ............ 6,311 6,301,863
UKG, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.32%
,
02/10/31 ................... 15,744 15,681,541
Voyage Australia Pty. Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.03%
,
07/20/28 ............. 1,524 1,521,640
VS Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.02%
,
04/14/31 ................... 15,166 15,081,063
342,011,582
Specialty Retail — 0.8%
(g)
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%; 3-mo. CME Term SOFR
at 0.00% Floor + 2.50% at 0.00% Floor +
0.00%), 6.81% - 6.82%
,
04/23/31 ........ 5,376 5,332,742
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , 05/04/28
(h)
............ 14,035 13,843,836
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.17%
,
02/11/28 ................... 4,548 4,474,025
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.94% , 10/20/28 ........... 3,557 3,295,124
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.67% , 10/20/28 ........... 2,255 2,104,758
29,050,485
Trading Companies & Distributors — 1.1%
(g)
Core & Main LP, 1st Lien Term Loan D , (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
07/27/28 ................... 11,251 11,223,019
Core & Main LP, 1st Lien Term Loan E , (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
02/10/31 ................... 6,735 6,712,153
Foundation Building Materials, Inc., 1st Lien Term
Loan , 01/29/31
(h)
................... 14,119 12,974,117
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
06/17/31 ................... 1,465 1,449,715
GYP Holdings III Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
05/13/30
(b)
............ 1,960 1,940,108
TMK Hawk Parent Corp., 1st Lien Term Loan ,
(US Prime Rate + 11.00%), 18.50%
,
12/15/31 238 142,617
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 1.00% Floor +
5.25%), 9.58%
,
06/29/29
(b)
............ 7,268 4,341,141
38,782,870

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 1.4%
(g)
Apple Bidco LLC, 1st Lien Term Loan , 09/23/31
(h)
USD 17,899 $ 17,659,324
Brown Group Holding LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.82%
,
07/01/31 ............. 15,302 15,131,508
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.50%; 3-mo. CME Term SOFR at 0.50%
Floor + 2.50% at 0.50% Floor + 3.00%),
6.78% - 6.82%
,
07/01/31 ............. 9,849 9,739,732
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.67%
,
12/15/26
(b)
................. 5,035 4,997,025
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
03/18/30 ................... 2,103 1,934,028
49,461,617
Wireless Telecommunication Services — 0.4%
(g)
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.75%), 8.19%
,
05/01/28 ............ 4,096 3,864,300
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
01/27/31 ............. 9,286 9,273,147
13,137,447
Total Floating Rate Loan Interests — 87 .3%
(Cost: $ 3,233,989,246 ) ............................ 3,171,769,456
Shares
Shares
Investment Companies
Invesco Senior Loan ETF
(i)
.............. 1,896,257 39,290,445
iShares 0-5 Year High Yield Corporate Bond
ETF
(j)
........................... 51,012 2,158,828
iShares Broad USD High Yield Corporate Bond
ETF
(i) (j)
.......................... 311,241 11,391,421
SPDR Blackstone Senior Loan ETF
(i)
....... 1,031,353 42,058,575
Total Investment Companies — 2 .6%
(Cost: $ 96,544,852 ) ............................... 94,899,269
Beneficial Interest
(000)
Other Interests
(k)
Capital Markets — 0.0%
Millennium Corp. Claim
(b)
................ 15,011 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.0%
IT Services — 0.0%
(a)
Veritas Newco ....................... 14,627 336,421
Veritas Newco, Series G-1 ............... 10,105 207,152
543,573
Security
Shares
Shares Value
Machinery — 0.0%
Sirva-Bgrs Holdings, Inc.
(a)
............... 1,870 $ 327,238
Total Preferred Securities — 0.0%
(Cost: $ 1,789,736 ) ............................... 870,811
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(a) (b)
16,956 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 91.6%
(Cost: $ 3,397,058,682 ) ............................ 3,327,713,176
Short-Term Securities
Money Market Funds — 10.3%
(j)(l)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(m)
................... 73,249,545 73,278,844
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.21% ..................... 300,163,854 300,163,854
Total Short-Term Securities — 10 .3%
(Cost: $ 373,440,296 ) .............................. 373,442,698
Total Investments — 101 .9%
(Cost: $ 3,770,498,978 ) ............................ 3,701,155,874
Liabilities in Excess of Other Assets — (1.9) % ............. (69,201,443)
Net Assets — 100.0% ...............................
$ 3,631,954,431

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Floating Rate Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,932,339, representing 0.11% of its net assets as of period end, and an original cost of $533,396.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
All or a portion of this security is on loan.
(j)
Affiliate of the Fund.
(k)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)
Annualized 7-day yield as of period end.
(m)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 9,972,987 $ 63,308,209
(a)
$ — $ (3,985) $ 1,633 $ 73,278,844 73,249,545 $ 121,414
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 556,120,299 — (255,956,445)
(a)
— — 300,163,854 300,163,854 14,009,827 —
iShares 0-5 Year High Yield
Corporate Bond ETF .... 2,179,743 — — — (20,915) 2,158,828 51,012 117,328 —
iShares Broad USD High Yield
Corporate Bond ETF .... 1,152,793 10,296,538 — — (57,910) 11,391,421 311,241 236,682 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... 6,549,922 — (6,474,577) 387,025 (462,370) — — 34,109 —
$ 383,040 $ (539,562) $ 386,992,947 $ 14,519,360 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Floating Rate Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,158,274 EUR 1,056,427 State Street Bank and Trust Co. 06/18/25 $ (42,125)
USD 741,486 EUR 675,573 Toronto Dominion Bank 06/18/25 (26,156)
$ (68,281)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 % Quarterly 12/20/29 B+ USD 100,000 $ 4,437,899 $ 6,725,350 $ (2,287,451)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 Quarterly 06/20/30 B+ USD 20,000 840,421 252,314 588,107
$ 5,278,320 $ 6,977,664 $ (1,699,344)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 06/20/25 USD 24,750 $ (233,788) $ (74,518) $ (159,270)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 06/20/25 USD 25,000 518,856 (56,524) 575,380
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 25,000 (196,322) (73,991) (122,331)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 09/20/25 USD 20,000 (359,448) (52,832) (306,616)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 65,000 (631,255) (365,542) (265,713)
$ (901,957) $ (623,407) $ (278,550)

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Floating Rate Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .35%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Broadline Retail ........................................ $ — $ — $ — $ —
Construction & Engineering ................................ 72,544 — — 72,544
Financial Services ...................................... — — 6,074,783 6,074,783
Food Products ......................................... — 505,180 — 505,180
Ground Transportation ................................... — 8,136 — 8,136
Hotels, Restaurants & Leisure .............................. — — 1 1
Household Durables ..................................... — 228,708 — 228,708
IT Services ........................................... — — 3,980,781 3,980,781
Machinery ............................................ — — — —
Media ............................................... — 3,932,339 — 3,932,339
Real Estate Management & Development ....................... — 254,399 — 254,399
Trading Companies & Distributors ............................ — — 848,547 848,547
Transportation Infrastructure ............................... — — 561,990 561,990
Corporate Bonds
Aerospace & Defense .................................... — — — —
Chemicals ............................................ — 4,164,187 — 4,164,187
Diversified Consumer Services .............................. — 3,414,488 — 3,414,488
Diversified Telecommunication Services ........................ — 2,966,646 — 2,966,646
Electric Utilities ........................................ — — 1 1
Food Products ......................................... — 4,358,340 — 4,358,340
Household Durables ..................................... — — 1,908,131 1,908,131
Machinery ............................................ — 1,608,981 — 1,608,981
Media ............................................... — 2,301,425 — 2,301,425
Transportation Infrastructure ............................... — — 168,051 168,051
Wireless Telecommunication Services ......................... — 462,487 — 462,487
Fixed Rate Loan Interests
Diversified Telecommunication Services ........................ — 1,109,311 — 1,109,311
Health Care Technology .................................. — 11,579,364 — 11,579,364
Media ............................................... — 3,207,160 — 3,207,160
Software ............................................. — — 6,457,660 6,457,660
Floating Rate Loan Interests

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Floating Rate Income Portfolio

Level 1 Level 2 Level 3 Total
Aerospace & Defense .................................... $ — $ 117,657,690 $ — $ 117,657,690
Automobile Components .................................. — 55,295,303 — 55,295,303
Automobiles .......................................... — — 9,534,822 9,534,822
Beverages ........................................... — 18,403,437 — 18,403,437
Biotechnology ......................................... — 13,368,178 — 13,368,178
Broadline Retail ........................................ — 21,624,953 3,226,592 24,851,545
Building Products ....................................... — 48,130,255 — 48,130,255
Capital Markets ........................................ — 84,145,316 4,924,479 89,069,795
Chemicals ............................................ — 108,236,299 6,074,047 114,310,346
Commercial Services & Supplies ............................. — 150,463,650 16,256,864 166,720,514
Communications Equipment ................................ — 13,599,765 — 13,599,765
Construction & Engineering ................................ — 34,546,156 — 34,546,156
Construction Materials .................................... — 70,656,147 — 70,656,147
Consumer Staples Distribution & Retail ........................ — 5,296,250 — 5,296,250
Containers & Packaging .................................. — 56,646,975 — 56,646,975
Distributors ........................................... — 3,571,249 — 3,571,249
Diversified Consumer Services .............................. — 46,160,268 — 46,160,268
Diversified REITs ....................................... — 2,271,208 — 2,271,208
Diversified Telecommunication Services ........................ — 97,365,633 12,041,803 109,407,436
Electric Utilities ........................................ — 17,632,261 — 17,632,261
Electrical Equipment ..................................... — 6,376,000 — 6,376,000
Electronic Equipment, Instruments & Components ................. — 12,871,004 3,152,180 16,023,184
Energy Equipment & Services .............................. — 2,858,944 — 2,858,944
Entertainment ......................................... — 115,063,010 — 115,063,010
Financial Services ...................................... — 157,383,887 — 157,383,887
Food Products ......................................... — 35,760,618 5,751,604 41,512,222
Gas Utilities ........................................... — 8,365,314 — 8,365,314
Ground Transportation ................................... — 34,501,205 — 34,501,205
Health Care Equipment & Supplies ........................... — 18,182,831 — 18,182,831
Health Care Providers & Services ............................ — 107,432,508 4,190,291 111,622,799
Health Care Technology .................................. — 62,017,940 2,924,738 64,942,678
Hotels, Restaurants & Leisure .............................. — 200,130,054 14,088,871 214,218,925
Household Durables ..................................... — 37,938,193 — 37,938,193
Independent Power and Renewable Electricity Producers ............ — 23,698,959 — 23,698,959
Industrial Conglomerates .................................. — 20,779,677 547,899 21,327,576
Insurance ............................................ — 135,531,767 3,670,808 139,202,575
Interactive Media & Services ............................... — 13,129,062 — 13,129,062
IT Services ........................................... — 165,070,126 7,090,857 172,160,983
Leisure Products ....................................... — 4,372,028 — 4,372,028
Life Sciences Tools & Services .............................. — 11,436,904 — 11,436,904
Machinery ............................................ — 148,832,196 2,303,343 151,135,539
Media ............................................... — 76,273,783 2,446,352 78,720,135
Multi-Utilities .......................................... — 15,621,115 — 15,621,115
Oil, Gas & Consumable Fuels ............................... — 34,588,948 — 34,588,948
Passenger Airlines ...................................... — 41,071,052 — 41,071,052
Pharmaceuticals ....................................... — 41,475,784 — 41,475,784
Professional Services .................................... — 89,067,770 4,746,049 93,813,819
Semiconductors & Semiconductor Equipment .................... — 11,452,184 — 11,452,184
Software ............................................. — 314,146,060 27,865,522 342,011,582
Specialty Retail ........................................ — 29,050,485 — 29,050,485
Trading Companies & Distributors ............................ — 32,501,621 6,281,249 38,782,870
Transportation Infrastructure ............................... — 44,464,592 4,997,025 49,461,617
Wireless Telecommunication Services ......................... — 13,137,447 — 13,137,447
Investment Companies .................................... 94,899,269 — — 94,899,269
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 870,811 — 870,811
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 373,442,698 — — 373,442,698
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (23,532) (3,712) (27,244)
$ 468,414,511 $ 3,070,602,491 $ 162,111,628 $ 3,701,128,630
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Floating Rate Income Portfolio

Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 588,107 $ — $ 588,107
Interest rate contracts ....................................... — 575,380 — 575,380
Liabilities
Credit contracts ........................................... — (2,287,451) — (2,287,451)
Foreign currency exchange contracts ............................ — (68,281) — (68,281)
Interest rate contracts ....................................... — (853,930) — (853,930)
$ — $ (2,046,175) $ — $ (2,046,175)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2024 ................................................ $ 9,350,936 $ — $ — $ 163,793,922 $ — $ 173,144,858
Transfers into Level 3 .......................................................... — — — — — —
Transfers out of Level 3
(a)
........................................................ (3,851,706) — — (60,365,563) — (64,217,269)
Accrued discounts/premiums ...................................................... — 43,763 — 56,476 — 100,239
Net realized loss .............................................................. (313,397) — (23,194) (900,779) (3,712) (1,241,082)
Net change in unrealized depreciation
(b)
............................................... (1,698,395) (43,762) (98,340) (4,444,933) — (6,285,430)
Purchases .................................................................. 8,056,231 2,076,182 12,556,000 210,493,041 — 233,181,454
Sales ..................................................................... (77,567) — (5,976,806) (166,516,769) — (172,571,142)
Closing balance, as of April 30, 2025 .................................................
$ 11,466,102 $ 2,076,183 $ 6,457,660 $ 142,115,395 $ (3,712) $ 162,111,628
Net change in unrealized depreciation on investments still held at April 30, 2025
(b)
...................
$ (1,698,395) $ (43,762) $ (98,340) $ (5,583,409) $ — $ (7,423,906)
(a)
As of July 31, 2024, the Fund used significant unobservable inputs in determining the value of certain investments. As of April 30, 2025, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
Fair Value Hierarchy as of Period End (continued)